Stock-based Compensation	9 Months Ended
Sep. 30, 2014
Stock-based Compensation
Stock-based Compensation

7.Stock-based Compensation

Management Units

Prior to the IPO, JEH granted membership-interest awards in JEH to members of senior management (“management units”) under a previously existing management incentive plan. These awards had various vesting schedules, and a portion of the management units vested in a lump sum at the IPO date. Both the vested and unvested management units were converted into JEH units and shares of Class B common stock at the IPO date. As of September 30, 2014, there were 377,251 unvested JEH units and shares of Class B common stock. The units/shares will become convertible into a like number of shares of Class A common stock upon vesting or forfeiture. The following table summarizes information related to the units/shares held by management as of September 30, 2014:

	JEH Units	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	457,150	$12.46
Granted	4,772	15.00
Forfeited	(4,772)	15.00
Vested	(79,899)	15.00
Unvested at September 30, 2014	377,251	$11.92

Stock compensation expense associated with the management units amounted to $0.4 million and $1.2 million for the three and nine months ended September 30, 2014, respectively, and $9.9 million and $10.4 million for the three and nine months ended September 30, 2013, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations.

Restricted Stock Awards

On September 23, 2014, the Company granted restricted stock awards to non-employee members of the Board of Directors. Each of the five directors was awarded 5,486 restricted shares of Class A common stock, contingent on the director serving as a director of the Company for the relevant service period. The fair value of the awards was based on the value of the Company’s Class A common stock on the date of grant.

On September 4, 2013, the Company granted restricted stock awards to non-employee members of the Board of Directors. Each of the four directors was awarded 6,645 restricted shares of Class A common stock, contingent on the director serving as a director of the Company for a one-year service period from the date of grant. The fair value of the awards was based on the value of the Company’s Class A common stock on the date of grant. These awards fully vested in September 2014.

The total number of shares awarded to the directors is as follows:

Director Restricted Stock Awards

	Restricted Stock Awards	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	26,580	$15.05
Granted	27,430	18.77
Forfeited	—	—
Vested	(26,580)	15.05
Unvested at September 30, 2014	27,430	$18.77

Stock compensation expense associated with the Board of Directors awards for the three and nine months ended September 30, 2014 was $0.1 million and $0.3 million, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations.

Restricted Stock Unit Awards

During the nine months ended September 30, 2014, the Company granted 303,929 restricted stock unit awards to certain officers and employees of the Company. The fair value of the restricted stock unit awards was based on the value of the Company’s Class A common stock on the date of grant and is expensed on a straight-line basis over the applicable three-year vesting period. The total number of units awarded to the officers and employees is as follows:

Employee Restricted Stock Unit Awards

	Restricted Stock Unit Awards	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	—	$—
Granted	303,929	17.17
Forfeited	(5,368)	17.07
Vested	—	—
Unvested at September 30, 2014	298,561	$17.18

Stock compensation expense associated with the employee restricted stock unit awards for the three and nine months ended September 30, 2014 was $0.4 million and $0.6 million, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations.

Performance Unit Awards

During the nine months ended September 30, 2014, the Company granted 201,318 performance unit awards to certain officers of the Company. Upon the completion of the applicable three-year performance period, each officer will vest in a number of performance units. The number of performance units in which each officer vests at such time will range from 0% to 200% based on the Company’s total shareholder return relative to an industry peer group over the applicable three-year performance period. Each vested performance unit is exchangeable for one share of the Company’s Class A common stock. The grant date fair value of the performance units was determined using a Monte Carlo simulation model, which results in an expected percentage of performance units earned. The fair value of the performance units is recognized on a straight-line basis over the applicable three-year performance period.

The total number of units awarded to the officers is as follows:

Employee Performance Unit Awards

	Performance Unit Awards	Weighted Average Grant Date Fair Value per Share

Unvested at January 1, 2014	—	$—
Granted	201,318	21.65
Forfeited	—	—
Vested	—	—
Unvested at September 30, 2014	201,318	$21.65

Stock compensation expense associated with the performance unit awards for the three and nine months ended September 30, 2014 was $0.4 million and $0.6 million, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations.

The Monte Carlo simulation process is a generally accepted statistical technique used, in this instance, to simulate future stock prices for the Company and the components of the peer group. The simulation uses a risk-neutral framework along with the risk-free rate of return, the volatility of each entity, and the correlations of each entity with the other entities in the peer group. A stock price path has been simulated for the Company and each peer company and is used to determine the payout percentages and the stock price of the Company’s common stock as of the vesting date. The ending stock price is multiplied by the payout percentage to determine the projected payout, which is then discounted with the risk-free rate of return to the grant date to determine the grant date fair value for that simulation. When enough simulations are generated, the resulting distribution gives a reasonable estimate of the range of future expected stock prices.

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense during the three and nine months ended September 30, 2014:

Stock Price(1)	$17.07
Beginning Average Stock Price(2)	$14.78
Expected Volatility(3)	46.95%
Risk-Free Rate of Return(4)	0.61%

(1) Based on the closing price of Jones Energy, Inc. Class A common stock on May 20, 2014.

(2) Based on the 10 trading days as of the beginning of the performance period.

(3) Based on the average historical volatilities over the most recent 2.62-year period for the Company and each peer company using daily stock prices through May 20, 2014. The measurement period reflects the 2.62 years remaining in the performance period as of the grant date.

(4) Based on the yield curve of U.S. Treasury rates as of May 20, 2014.

Based on these assumptions, the Monte Carlo simulation model resulted in a simulated fair value of $21.65 based on an expected percentage of performance units earned of 126.80%.